Litigation and regulatory matters	6 Months Ended
Jun. 30, 2022
Litigation and regulatory matters
Litigation and regulatory matters

15.Litigation and regulatory matters

NatWest Group plc and certain members of NatWest Group are party to legal proceedings and involved in regulatory matters, including as the subject of investigations and other regulatory and governmental action (Matters) in the United Kingdom (UK), the United States (US), the European Union (EU) and other jurisdictions.

NatWest Group recognises a provision for a liability in relation to these Matters when it is probable that an outflow of economic benefits will be required to settle an obligation resulting from past events, and a reliable estimate can be made of the amount of the obligation.

In many of these Matters, it is not possible to determine whether any loss is probable, or to estimate reliably the amount of any loss, either as a direct consequence of the relevant proceedings and regulatory matters or as a result of adverse impacts or restrictions on NatWest Group’s reputation, businesses and operations. Numerous legal and factual issues may need to be resolved, including through potentially lengthy discovery and document production exercises and determination of important factual matters, and by addressing novel or unsettled legal questions relevant to the proceedings in question, before a liability can reasonably be estimated for any claim. NatWest Group cannot predict if, how, or when such claims will be resolved or what the eventual settlement, damages, fine, penalty or other relief, if any, may be, particularly for claims that are at an early stage in their development or where claimants seek substantial or indeterminate damages.

There are situations where NatWest Group may pursue an approach that in some instances leads to a settlement agreement. This may occur in order to avoid the expense, management distraction or reputational implications of continuing to contest liability, or in order to take account of the risks inherent in defending claims or regulatory matters, even for those Matters for which NatWest Group believes it has credible defences and should prevail on the merits. The uncertainties inherent in all such Matters affect the amount and timing of any potential outflows for both Matters with respect to which provisions have been established and other contingent liabilities.

It is not practicable to provide an aggregate estimate of potential liability for our legal proceedings and regulatory matters as a class of contingent liabilities.

The future outflow of resources in respect of any Matter may ultimately prove to be substantially greater than or less than the aggregate provision that NatWest Group has recognised. Where (and as far as) liability cannot be reasonably estimated, no provision has been recognised. NatWest Group expects that in future periods, additional provisions, settlement amounts and customer redress payments will be necessary, in amounts that are expected to be substantial in some instances. Please refer to Note 12 for information on material provisions.

Material Matters in which NatWest Group is currently involved are set out below. We have provided information on the procedural history of certain Matters, where we believe appropriate, to aid the understanding of the Matter.

For a discussion of certain risks associated with NatWest Group’s litigation and regulatory matters, see the Risk factor relating to legal, regulatory and governmental actions and investigations set out on page 156 of NatWest Group plc’s 2021 Annual Report on Form 20-F

Litigation

Residential mortgage-backed securities (RMBS) litigation in the US

NatWest Group companies continue to defend RMBS-related claims in the US in which the plaintiff, the Federal Deposit Insurance Corporation (FDIC), alleges that certain disclosures made in connection with the relevant offerings of RMBS contained materially false or misleading statements and/or omissions regarding the underwriting standards pursuant to which the mortgage loans underlying the RMBS were issued.

London Interbank Offered Rate (LIBOR) and other rates litigation

NWM Plc and certain other members of NatWest Group, including NatWest Group plc, are defendants in a number of class actions and individual claims pending in the United States District Court for the Southern District of New York (SDNY) with respect to the setting of LIBOR and certain other benchmark interest rates. The complaints allege that certain members of NatWest Group and other panel banks violated various federal laws, including the US commodities and antitrust laws, and state statutory and common law, as well as contracts, by manipulating LIBOR and prices of LIBOR-based derivatives in various markets through various means.

Several class actions relating to USD LIBOR, as well as more than two dozen non-class actions concerning USD LIBOR, are part of a co-ordinated proceeding in the SDNY. In December 2021, the United States Court of Appeals for the Second Circuit (US Court of Appeals) affirmed the SDNY's prior decision that plaintiffs who purchased LIBOR-based instruments from third parties (as opposed to the defendants) lack antitrust standing to pursue such claims. In addition, the appellate court, reversing a December 2016 decision of the SDNY, held that plaintiffs in these cases have adequately asserted the court’s personal jurisdiction over NWM Plc and other non-US banks, including with respect to antitrust class action claims on behalf of over-the-counter plaintiffs and exchange-based purchaser plaintiffs. In February 2022, the US Court of Appeals, on similar grounds, reversed the SDNY’s prior dismissal of a fraud class action on behalf of lender plaintiffs. The appellate court remanded these matters to the SDNY for further proceedings in light of its rulings. In March 2020, NatWest Group companies finalised a settlement resolving the class action on behalf of bondholder plaintiffs (those who held bonds issued by non-defendants on which interest was paid from 2007 to 2010 at a rate expressly tied to USD LIBOR). The amount of the settlement (which was covered by an existing provision) has been paid into escrow pending court approval of the settlement.

Notes

15. Litigation and regulatory matters continued

The non-class claims filed in the SDNY include claims that the FDIC is asserting on behalf of certain failed US banks. In July 2017, the FDIC, on behalf of 39 of those failed US banks, commenced substantially similar claims against NatWest Group companies and others in the High Court of Justice of England and Wales. The action alleges collusion with regard to the setting of USD LIBOR and that the defendants breached UK and European competition law, as well as asserting common law claims of fraud under US law. The defendant banks consented to a request by the FDIC for discontinuance of the claim in respect of 20 failed US banks, leaving 19 failed US banks as claimants. The UK proceedings are at the disclosure stage but have been stayed until 31 July 2022.

In addition, there are two class actions relating to JPY LIBOR and Euroyen TIBOR. The first class action, which relates to Euroyen TIBOR futures contracts, was dismissed by the SDNY in September 2020 on jurisdictional and other grounds, and the plaintiffs have commenced an appeal to the US Court of Appeals. The second class action, which relates to other derivatives allegedly tied to JPY LIBOR and Euroyen TIBOR, was dismissed by the SDNY in relation to NWM Plc and other NatWest Group companies in September 2021. That dismissal may be the subject of a future appeal.

In addition to the above, five other class action complaints were filed against NatWest Group companies in the SDNY, each relating to a different reference rate. In February 2017, the SDNY dismissed the case relating to Euribor for lack of personal jurisdiction and in August 2019, the SDNY dismissed the case relating to Pound Sterling for various reasons. Plaintiffs’ appeals in those two cases remain pending.

In May 2022, NatWest Group companies and the plaintiffs in the class action relating to the Singapore Interbank Offered Rate and Singapore Swap Offer Rate (‘SIBOR / SOR’) finalised a settlement resolving that case. In April 2022, NatWest Group companies and the plaintiffs in the class action relating to the Australian Bank Bill Swap Reference Rate finalised a settlement resolving that case. In June 2021, NWM Plc and the plaintiffs in the Swiss Franc LIBOR class action finalised a settlement resolving that case. The amounts of the three settlements have been paid into escrow pending final court approval of the settlements.

NWM Plc is also named as a defendant in a motion to certify a class action relating to LIBOR in the Tel Aviv District Court in Israel. NWM Plc filed a motion for cancellation of service outside the jurisdiction, which was granted in July 2020. The claimants appealed that decision and in November 2020 the appeal was refused and the claim dismissed by the Appellate Court. The claim could in future be recommenced depending on the outcome of an appeal to Israel’s Supreme Court in respect of dismissal of the substantive case against banks that had a presence in Israel.

In August 2020, a complaint was filed in the United States District Court for the Northern District of California by several United States consumer borrowers against the USD ICE LIBOR panel banks and their affiliates, alleging that the normal process of setting USD ICE LIBOR amounts to illegal price-fixing, and also that banks in the United States have illegally agreed to use LIBOR as a component of price in variable consumer loans. The NatWest Group defendants are NatWest Group plc, NWM Plc, NWMSI and NWB Plc. The plaintiffs seek damages and to prevent the enforcement of LIBOR-based instruments through injunction. Defendants have filed a motion to dismiss, which remains pending.

FX litigation

NWM Plc, NWMSI and/or NatWest Group plc are defendants in several cases relating to NWM Plc’s foreign exchange (FX) business. In 2015, NWM Plc paid US$255 million to settle the consolidated antitrust class action filed in the SDNY on behalf of persons who entered into over-the-counter FX transactions with defendants or who traded FX instruments on exchanges. In 2018, some members of the settlement class who opted out of that class action settlement filed their own non-class complaint in the SDNY asserting antitrust claims against NWM Plc, NWMSI and other banks. Those opt-out claims are proceeding in discovery.

In April 2019, some of the same claimants in the opt-out case described above, as well as others, served proceedings (which are ongoing) in the High Court of Justice of England and Wales, asserting competition claims against NWM Plc and several other banks. The claim was transferred from the High Court of Justice of England and Wales in December 2021 and registered in the UK Competition Appeal Tribunal (CAT) in January 2022.

An FX-related class action, on behalf of ‘consumers and end-user businesses’, is proceeding in the SDNY against NWM Plc and others. In March 2022, the SDNY denied the plaintiffs’ motion for class certification. Plaintiffs are seeking to appeal the decision.

In May 2019, a cartel class action was filed in the Federal Court of Australia against NWM Plc and four other banks on behalf of persons who bought or sold currency through FX spots or forwards between 1 January 2008 and 15 October 2013 with a total transaction value exceeding AUD $0.5 million. The claimant has alleged that the banks, including NWM Plc, contravened Australian competition law by sharing information, coordinating conduct, widening spreads and manipulating FX rates for certain currency pairs during this period. NatWest Group plc and NWMSI have been named in the action as ‘other cartel participants’, but are not respondents. The claim was served in June 2019 and, after a number of interlocutory pleading disputes, NWM Plc filed its defence in March 2022.

Notes

15. Litigation and regulatory matters continued

In July and December 2019, two separate applications seeking opt-out collective proceedings orders were filed in the CAT against NatWest Group plc, NWM Plc and other banks. Both applications were brought on behalf of persons who, between 18 December 2007 and 31 January 2013, entered into a relevant FX spot or outright forward transaction in the EEA with a relevant financial institution or on an electronic communications network. A hearing to determine class certification took place in July 2021. In March 2022, the CAT declined to certify as collective proceedings either of the applications, ruling that the opt-out basis on which they were brought was inappropriate. The CAT granted each applicant three months to revise their application for certification on an opt-in basis, if they wished to proceed. Neither applicant did so. The applicants have served judicial review proceedings, which are currently stayed. Separately, the applicants have applied for permission to appeal the CAT’s judgment.

Two motions to certify FX-related class actions were filed in the Tel Aviv District Court in Israel in September and October 2018, and were subsequently consolidated into one motion. The consolidated motion to certify, which names The Royal Bank of Scotland plc (now NWM Plc) and several other banks as defendants, was served on NWM Plc in May 2020. NWM Plc has filed a motion challenging the permission to serve the consolidated motion outside the Israeli jurisdiction, which remains pending.

In December 2021, a claim was issued in the Netherlands against NatWest Group plc, NWM Plc and NWM N.V. by Stichting FX Claims, seeking a declaration from the court that anti-competitive FX market conduct described in decisions of the European Commission (EC) of 16 May 2019 is unlawful, along with unspecified damages. The claimant has requested the court's permission to amend its claim to also refer to a December 2021 decision by the EC, which also described anti-competitive FX market conduct.

Certain other foreign exchange transaction related claims have been or may be threatened. NatWest Group cannot predict whether all or any of these claims will be pursued.

Government securities antitrust litigation

NWMSI and certain other US broker-dealers are defendants in a consolidated antitrust class action in the SDNY on behalf of persons who transacted in US Treasury securities or derivatives based on such instruments, including futures and options. The plaintiffs allege that defendants rigged the US Treasury securities auction bidding process to deflate prices at which they bought such securities and colluded to increase the prices at which they sold such securities to plaintiffs. In March 2022, the SDNY dismissed the operative complaint, without leave to re-plead. The dismissal is subject to appeal.

Class action antitrust claims commenced in March 2019 are pending in the SDNY against NWM Plc, NWMSI and other banks in respect of Euro-denominated bonds issued by European central banks (EGBs). The complaint alleges a conspiracy among dealers of EGBs to widen the bid-ask spreads they quoted to customers, thereby increasing the prices customers paid for the EGBs or decreasing the prices at which customers sold the bonds. The class consists of those who purchased or sold EGBs in the US between 2007 and 2012. In March 2022, the SDNY dismissed the claims against NWM Plc and NWMSI in the operative complaint on the ground that the complaint’s conspiracy allegations are insufficient. The plaintiffs have indicated that they intend to file an amended complaint.

Swaps antitrust litigation

NWM Plc and other members of NatWest Group, including NatWest Group plc, as well as a number of other interest rate swap dealers, are defendants in several cases pending in the SDNY alleging violations of the US antitrust laws in the market for interest rate swaps. There is a consolidated class action complaint on behalf of persons who entered into interest rate swaps with the defendants, as well as non-class action claims by three swap execution facilities (TeraExchange, Javelin, and trueEx). The plaintiffs allege that the swap execution facilities would have successfully established exchange-like trading of interest rate swaps if the defendants had not unlawfully conspired to prevent that from happening through boycotts and other means. Discovery in these cases is complete, and the plaintiffs’ motion for class certification remains pending.

In June 2021, a class action antitrust complaint was filed against a number of credit default swap dealers in New Mexico federal court on behalf of persons who, from 2005 onwards, settled credit default swaps in the United States by reference to the ISDA credit default swap auction protocol. The complaint alleges that the defendants conspired to manipulate that benchmark through various means in violation of the antitrust laws and the Commodity Exchange Act. The defendants include several NatWest Group companies, including NatWest Group plc. Defendants are seeking dismissal.

Odd lot corporate bond trading antitrust litigation

In October 2021, the SDNY granted defendants’ motion to dismiss the class action antitrust complaint alleging that from August 2006 onwards various securities dealers, including NWMSI, conspired artificially to widen spreads for odd lots of corporate bonds bought or sold in the United States secondary market and to boycott electronic trading platforms that would have allegedly promoted pricing competition in the market for such bonds. Plaintiffs have commenced an appeal of the dismissal.

Spoofing litigation

In December 2021, three substantially similar class actions complaints were filed in federal court in the United States against NWM Plc and NWMSI alleging Commodity Exchange Act and common law unjust enrichment claims arising from manipulative trading known as spoofing. The complaints refer to NWM Plc’s December 2021 spoofing-related guilty plea (described below under “US investigations relating to fixed-income securities”) and purport to assert claims on behalf of those who transacted in US Treasury securities and futures and options on US Treasury securities between 2008 and 2018. In July 2022, defendants filed a motion to dismiss these claims, which have been consolidated into one matter in the United States District Court for the Northern District of Illinois.

Notes

15. Litigation and regulatory matters continued

Madoff

NWM N.V. was named as a defendant in two actions filed by the trustee for the bankruptcy estates of Bernard L. Madoff and Bernard L. Madoff Investment Securities LLC, in bankruptcy court in New York, which together seek to clawback more than US$298 million that NWM N.V. allegedly received from certain Madoff feeder funds and certain swap counterparties. The claims were previously dismissed, but as a result of an August 2021 decision by the US Court of Appeals, they will now proceed in the bankruptcy court, where they have now been consolidated into one action, subject to NWM N.V.’s legal and factual defences. In May 2022, NWM N.V. filed a motion to dismiss the amended complaint in the consolidated action.

EUA trading litigation

NWM Plc was a named defendant in civil proceedings before the High Court of Justice of England and Wales brought in 2015 by ten companies (all in liquidation) (the ‘Liquidated Companies’) and their respective liquidators (together, ‘the Claimants’). The Liquidated Companies previously traded in European Union Allowances (EUAs) in 2009 and were alleged to be VAT defaulting traders within (or otherwise connected to) EUA supply chains of which NWM Plc was a party. In March 2020, the court held that NWM Plc and Mercuria Energy Europe Trading Limited (‘Mercuria’) were liable for dishonestly assisting and knowingly being a party to fraudulent trading during a seven business day period in 2009.

In October 2020, the High Court quantified total damages against NWM Plc and Mercuria at £45 million plus interest and costs, and permitted the defendants to appeal to the Court of Appeal. In May 2021 the Court of Appeal set aside the High Court’s judgment and ordered that a retrial take place before a different High Court judge. The claimants have been denied permission by the Supreme Court to appeal that decision and the retrial will therefore proceed on a date to be scheduled. Mercuria has also been denied permission by the Supreme Court to appeal the High Court’s finding that NWM Plc and Mercuria were both vicariously liable.

Offshoring VAT assessments

HMRC issued protective tax assessments in 2018 against NatWest Group plc totalling £143 million relating to unpaid VAT in respect of the UK branches of two NatWest Group companies registered in India. NatWest Group formally requested reconsideration by HMRC of their assessments, and this process was completed in November 2020. HMRC upheld their original decision and, as a result, NatWest Group plc lodged an appeal with the Tax Tribunal and an application for judicial review with the High Court of Justice of England and Wales, both in December 2020. In order to lodge the appeal with the Tax Tribunal, NatWest Group plc was required to pay the £143 million to HMRC, and payment was made in December 2020. The appeal and the application for judicial review have both been stayed pending resolution of a separate case involving another bank.

US Anti-Terrorism Act litigation

In March 2019, the trial court granted summary judgment in favour of NWB Plc in connection with lawsuits filed in the United States District Court for the Eastern District of New York by a number of US nationals (or their estates, survivors, or heirs) who were victims of terrorist attacks in Israel. In April 2021, the US Court of Appeals affirmed the trial court’s judgment in favour of NWB Plc. In September 2021, the plaintiffs filed a petition seeking discretionary review by the United States Supreme Court, and that petition was denied in June 2022, bringing the matter to an end.

NWM N.V. and certain other financial institutions are defendants in several actions filed by a number of US nationals (or their estates, survivors, or heirs), most of whom are or were US military personnel, who were killed or injured in attacks in Iraq between 2003 and 2011. NWM Plc is also a defendant in some of these cases.

According to the plaintiffs’ allegations, the defendants are liable for damages arising from the attacks because they allegedly conspired with Iran and certain Iranian banks to assist Iran in transferring money to Hezbollah and the Iraqi terror cells that committed the attacks, in violation of the US Anti-Terrorism Act, by agreeing to engage in ‘stripping’ of transactions initiated by the Iranian banks so that the Iranian nexus to the transactions would not be detected.

The first of these actions was filed in the United States District Court for the Eastern District of New York in November 2014. In September 2019, the district court dismissed the case, finding that the claims were deficient for several reasons, including lack of sufficient allegations as to the alleged conspiracy and causation. The plaintiffs are appealing the decision to the US Court of Appeals. Another action, filed in the SDNY in 2017, was dismissed in March 2019 on similar grounds, but remains subject to appeal to the US Court of Appeals. Other follow-on actions that are substantially similar to the two that have now been dismissed are pending in the same courts.

Securities underwriting litigation

NWMSI is an underwriter defendant in securities class actions in the US in which plaintiffs generally allege that an issuer of public securities, as well as the underwriters of the securities (including NWMSI), are liable to purchasers for misrepresentations and omissions made in connection with the offering of such securities.

1MDB litigation

A claim for a material sum was issued, but not served, in Malaysia in 2021 by 1MDB against Coutts & Co Ltd for alleged losses in connection with the 1MDB fund. Coutts & Co Ltd is a company registered in Switzerland and is in wind-down following the announced sale of its business assets in 2015.

Notes

15. Litigation and regulatory matters continued

Regulatory matters (including investigations and customer redress programmes)

NatWest Group’s businesses and financial condition can be affected by the actions of various governmental and regulatory authorities in the UK, the US, the EU and elsewhere. NatWest Group has engaged, and will continue to engage, in discussions with relevant governmental and regulatory authorities, including in the UK, the US, the EU and elsewhere, on an ongoing and regular basis, and in response to informal and formal inquiries or investigations, regarding operational, systems and control evaluations and issues including those related to compliance with applicable laws and regulations, including consumer protection, investment advice, business conduct, competition/anti-trust, VAT recovery, anti-bribery, anti-money laundering and sanctions regimes. NatWest Group expects government and regulatory intervention in financial services to be high for the foreseeable future, including increased scrutiny from competition and other regulators in the retail and SME business sectors.

NWM Group in particular has been providing information regarding a variety of matters, including, for example, offering of securities, the setting of benchmark rates and related derivatives trading, conduct in the foreign exchange market, product mis-selling and various issues relating to the issuance, underwriting, and sales and trading of fixed-income securities, including structured products and government securities, some of which have resulted, and others of which may result, in investigations or proceedings.

Any matters discussed or identified during such discussions and inquiries may result in, among other things, further inquiry or investigation, other action being taken by governmental and regulatory authorities, increased costs being incurred by NatWest Group, remediation of systems and controls, public or private censure, restriction of NatWest Group’s business activities and/or fines. Any of the events or circumstances mentioned in this paragraph or below could have a material adverse effect on NatWest Group, its business, authorisations and licences, reputation, results of operations or the price of securities issued by it, or lead to material additional provisions being taken.

NatWest Group is co-operating fully with the matters described below.

US investigations relating to fixed-income securities

In December 2021, NWM Plc pled guilty in the United States District Court for the District of Connecticut to one count of wire fraud and one count of securities fraud in connection with historical spoofing conduct by former employees in US Treasuries markets between January 2008 and May 2014 and, separately, during approximately three months in 2018. The 2018 trading occurred during the term of a non-prosecution agreement (NPA) between NWMSI and the United States Attorney's Office for the District of Connecticut (USAO CT), under which non-prosecution was conditioned on NWMSI and affiliated companies not engaging in criminal conduct during the term of the NPA. The relevant trading in 2018 was conducted by two NWM traders in Singapore and breached that NPA. The plea agreement reached with the US Department of Justice and the USAO CT resolves both the spoofing conduct and the breach of the NPA.

As required by the resolution and sentence imposed by the court, NWM Plc is subject to a three-year period of probation and has paid a US$25.2 million criminal fine, approximately US$2.8 million in criminal forfeiture and approximately US$6.8 million in restitution out of existing provisions. The plea agreement also imposes an independent corporate monitor. In addition, NWM Plc has committed to compliance programme reviews and improvements and agreed to reporting and co-operation obligations.

Other material adverse collateral consequences may occur as a result of this matter, as further described in the Risk factor relating to legal, regulatory and governmental actions and investigations set out on page 156 of NatWest Group plc’s 2021 Annual Report on Form 20-F.

RBSI inspection report and referral to enforcement

The Isle of Man Financial Services Authority undertook an inspection at The Royal Bank of Scotland International Limited (RBSI), Isle of Man, in 2021, following which it issued an inspection report. The inspection was in relation to anti-money laundering and counter-terrorist financing controls and procedures relating to specific RBSI customers. In May 2022, the FSA notified RBSI that it had been referred to its Enforcement Division in relation to certain issues identified in the inspection report.

Investment advice review

In October 2019, the FCA notified NatWest Group of its intention to appoint a Skilled Person under section 166 of the Financial Services and Markets Act 2000 to conduct a review of whether NatWest Group’s past business review of investment advice provided during 2010 to 2015 was subject to appropriate governance and accountability and led to appropriate customer outcomes. The Skilled Person’s review has concluded and, after discussion with the FCA, NatWest Group is now conducting additional review / remediation work.

Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC

In December 2015, correspondence was received from the CBI setting out an industry examination framework in respect of the sale of tracker mortgages from approximately 2001 until the end of 2015. The redress and compensation phase has concluded, although an appeals process is currently anticipated to run until the end of 2022. NatWest Group has made provisions totalling €358 million (£308 million), of which €339 million (£292 million) had been utilised by 30 June 2022.

UBIDAC customers have lodged tracker mortgage complaints with the Financial Services and Pensions Ombudsman (FSPO). UBIDAC is challenging three FSPO adjudications in the Irish High Court. The outcome and impact of that challenge on those and related complaints is uncertain but may be material.

UBIDAC has identified further legacy business issues and these remediation programmes are ongoing. NatWest Group has made provisions of €201 million (£173 million), of which €158 million (£136 million) had been utilised by 30 June 2022 for these programmes.